SHORT-TERM AND LONG-TERM DEBT - Narrative (Details) $ in Millions								6 Months Ended
	Jul. 30, 2019 USD ($)	Apr. 01, 2019 USD ($)	Apr. 01, 2019 CAD ($)	Mar. 25, 2019 USD ($)	Mar. 25, 2019 EUR (€)	Dec. 19, 2018 USD ($) extension_options	Dec. 18, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jul. 31, 2019 USD ($)	Jul. 16, 2019 USD ($)	Jul. 04, 2019 USD ($)	Jul. 04, 2019 EUR (€)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 EUR (€)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2019 EUR (€)	Jun. 03, 2019 USD ($)	Jun. 03, 2019 EUR (€)	Apr. 26, 2019 USD ($)	Apr. 26, 2019 EUR (€)	Mar. 11, 2019 USD ($)	Jan. 17, 2019 USD ($)	Jan. 17, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 9,720,000,000																	$ 9,871,000,000
Net proceeds								2,438,000,000	$ 2,020,000,000
Adjustments for unrealised foreign exchange losses (gains)								39,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €																	€ 5,486,000,000
Hedged item, assets | €																	9,126,000,000
€300 million Bilateral term loan, due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 341,000,000	€ 300,000,000
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities								900,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																	1,500,000,000
Borrowings								1,516,000,000
5.5 billion revolving credit facility, due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount								5,500,000,000.0
Undrawn borrowing facilities								5,500,000,000
Borrowings								0																	0
Line of credit facility, maximum borrowing capacity						$ 5,500,000,000																								$ 5,500,000,000
Borrowings, number of extension options | extension_options						2
Borrowings, extension option term						1 year
2010 Revolving multi-currency letter of credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																															$ 350,000,000	$ 450,000,000	$ 500,000,000
€750 million unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount								750,000,000															$ 854,000,000	€ 750,000,000
Borrowings								848,000,000																	0
Borrowings, interest rate																							2.25%	2.25%
EMTN
Disclosure of detailed information about borrowings [line items]
Notional amount | €																								€ 10,000,000,000
750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount								750,000,000														$ 750,000,000
Borrowings								744,000,000																	0
Borrowings, interest rate																						4.55%
7.0 billion Essar Acquisition Bridge Facility
Disclosure of detailed information about borrowings [line items]
Notional amount								7,000,000,000.0
Borrowings								0																	1,000,000,000
Repayments of bonds, notes and debentures								1,000,000,000
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €																	750,000,000
Borrowings								0																	858,000,000
Repayments of bonds, notes and debentures				$ 854,000,000	€ 750,000,000
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount								500,000,000
Borrowings								324,000,000																	324,000,000
1.0 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount								1,000,000,000.0
Borrowings								624,000,000																	623,000,000
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																													€ 350,000,000
Borrowings								382,000,000									335,000,000								$ 401,000,000
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																										€ 235,000,000
Borrowings								64,000,000									€ 56,000,000
Borrowings, installment period							8 years 6 months
Bank loan, due various dates 2020 and 2021
Disclosure of detailed information about borrowings [line items]
Net proceeds		$ 151,000,000	$ 197
€125 million bilateral term loan, due 2022
Disclosure of detailed information about borrowings [line items]
Borrowings																		$ 142,000,000	€ 125,000,000
EBRD facility | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity																											$ 175,000,000
Borrowings								175,000,000
Borrowings, maximum capacity, additional																											$ 175,000,000
4.5 billion ZAR revolving borrowing base finance facility, due 2022 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 127,000,000								R 1,800,000,000
Line of credit facility, maximum borrowing capacity | R																												R 4,500,000,000
Transactions related to borrowings | Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity										$ 350,000,000
Transactions related to borrowings | EMTN
Disclosure of detailed information about borrowings [line items]
Notional amount | €													€ 10,000,000,000
Transactions related to borrowings | €250 million Fixed rate notes
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 285,000,000	€ 250,000,000
Borrowings, interest rate												2.25%	2.25%
Transactions related to borrowings | 750 million notes, due 2024
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 750,000,000
Borrowings, interest rate											3.60%
Transactions related to borrowings | 500 million notes, due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 500,000,000
Borrowings, interest rate											4.25%
Transactions related to borrowings | 500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, interest rate	5.125%
Repayments of bonds, notes and debentures	$ 324,000,000
Transactions related to borrowings | 1.0 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000
Borrowings, interest rate	5.25%
Repayments of bonds, notes and debentures	$ 626,000,000
Transactions related to borrowings | €450 million variable rate loan
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 512,000,000	€ 450,000,000